Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net	Plant and equipment, net consist of the following:
	June 30,	December 31,
	2024	2023
At cost:
Building improvement	$85,867	$92,438
Furniture and fixtures	247,229	250,493
Medical instruments	765,081	844,809
Motor vehicle	142,936	142,936
Office equipment	138,369	150,688
	1,379,482	1,481,364
Less: accumulated depreciation	(1,219,551)	(1,319,207)
Total	$159,931	$162,157
Plant and equipment, net consist of the following:
	December 31,
	2023	2022
At cost:
Building improvement	$92,438	$72,519
Furniture and fixtures	250,493	246,682
Medical instruments	844,809	791,514
Motor vehicle	142,936	142,936
Office equipment	150,688	146,432
	1,481,364	1,400,083
Less: accumulated depreciation	(1,319,207)	(1,277,410)
Total	$162,157	$122,673